Basis of Presentation and General Information, Subsidiaries in Consolidation (Details)		11 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2022
Subsidiaries in Consolidation [Abstract]
Country of incorporation			1T
United Management Corp [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]	1T
Sea Glorius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	1T
Vessel Name	[2]	Gloriuship
Date of delivery	[2]	Jul. 06, 2022
Epanastasea Maritime Co [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	1T
Vessel Name	[2]	Epanastasea
Date of delivery	[2]	Sep. 02, 2022
Parosea Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	1T
Vessel Name	[2]	Parosea
Date of delivery	[2]	Aug. 10, 2022
Date of sale/disposal	[2]	Nov. 08, 2022
Bluesea Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	1T
Vessel Name	[2]	Bluesea
Date of delivery	[2]	Aug. 12, 2022
Date of sale/disposal	[2]	Dec. 01, 2022
Minoansea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	1T
Vessel Name	[2]	Minoansea
Date of delivery	[2]	Aug. 30, 2022
Date of sale/disposal	[2]	Dec. 22, 2022
Good Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	N0
Traders Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	1T

[1]	Management company
[2]	Subsidiaries wholly owned